Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue

2017
€
Revenue
Revenue from sale of rights	468,629
Revenue from services	401,573
Other revenue	84,396

954,598

Disaggregated revenue information

	2019	2018
	€	€
Geographical markets
Europe	637,688	768,790
America	184,552	188,663
Asia	167,428	128,956
Oceania	27,102	23,530
Africa	13,310	19,247

Total revenue from contracts with customers	1,030,080	1,129,186

Summary of contract balances

	December 31, 2019	December 31, 2018
	€	€
Trade receivables	133,556	166,097
Contract assets – current (See Note 22)	53,541	39,714
Contract assets – non-current (See Note 22)	10,268	9,077
Contract liabilities – current (See Note 33)	199,900	185,681
Contract liabilities – non-current (See Note 33)	17,271	13,485

Amount of revenue recognized

	2019	2018
	€	€
Amounts included in contract liabilities at the beginning of the year	189,009	183,892
Performance obligations satisfied in previous years	995	3,726

	190,004	187,618

Performance obligations

	December 31, 2019	December 31, 2018
	€	€
Within one year	472,244	475,320
More than one year	748,684	968,487

	1,220,928	1,443,807